Note 9 - Trade and Other Payables (Tables)	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	As at	As at
	Sept. 30, 2019	March 31, 2019
Commodity suppliers' payables	$320,244	$189,554
Accrued liabilities	100,114	112,039
Green provisions	58,691	151,992
Sales tax payable	15,672	22,969
Trade accounts payable	76,347	184,257
Payable for former joint venture partner	19,877	22,625
Accrued gas payable	6,121	12,937
Other payables	21,295	17,737
	$618,361	$714,110